Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 302,291,938.65
Previously Paid Amount	0.00
Total Fee Amount	41,746.52
Total Offset Amount	0.00
Net Fee	$ 41,746.52
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false